Contingencies (Details Narrative) - Uptick Capital, LLC [Member] - Advisory Agreement [Member] - USD ($)	Dec. 31, 2017	Aug. 07, 2017
Potential liabilities in cash	$ 5,000	$ 10,000
Potential liabilities in stock	100,000	$ 100,000
Claim amount	$ 100,000